Average Annual Total Returns		12 Months Ended	13 Months Ended	22 Months Ended	23 Months Ended	27 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	47 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.04%								5.61%
Performance Inception Date	Feb. 15, 2022
BondBloxx USD High Yield Bond Industrial Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.21%								2.82%
BondBloxx USD High Yield Bond Industrial Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.70%								3.04%
BondBloxx USD High Yield Bond Industrial Sector ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%								1.03%
BondBloxx USD High Yield Bond Industrial Sector ETF | ICE Diversified US Cash Pay High Yield Core Industrial Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.30%								6.04%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.64%								4.06%
Performance Inception Date	Feb. 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.27%								0.93%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.04%								1.68%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%								1.03%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.23%								4.48%
BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.47%								4.63%
Performance Inception Date	Feb. 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.35%								1.54%
BondBloxx USD High Yield Bond Healthcare Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.12%								2.11%
BondBloxx USD High Yield Bond Healthcare Sector ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%								1.03%
BondBloxx USD High Yield Bond Healthcare Sector ETF | ICE Diversified US Cash Pay High Yield Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.73%								5.07%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.98%								5.77%
Performance Inception Date	Feb. 15, 2022
BondBloxx USD High Yield Bond Financial & REIT Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.02%								2.87%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.25%								3.10%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%								1.03%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF | ICE Diversified US Cash Pay High Yield Financial & REIT Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.30%								6.19%
BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.87%								6.06%
Performance Inception Date	Feb. 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.05%								3.26%
BondBloxx USD High Yield Bond Energy Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.01%								3.39%
BondBloxx USD High Yield Bond Energy Sector ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%								1.03%
BondBloxx USD High Yield Bond Energy Sector ETF | ICE Diversified US Cash Pay High Yield Energy Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.16%								6.56%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.37%								5.08%
Performance Inception Date	Feb. 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.50%								2.29%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.30%								2.62%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%								1.03%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | ICE Diversified US Cash Pay High Yield Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.59%								5.46%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.54%								5.14%
Performance Inception Date	Feb. 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.97%								2.62%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.00%								2.80%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%								1.03%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.80%								5.49%
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.80%				9.23%
Performance Inception Date	Sep. 18, 2023
BondBloxx USD High Yield Bond Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.89%				6.08%
BondBloxx USD High Yield Bond Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.56%				5.70%
BondBloxx USD High Yield Bond Sector Rotation ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				5.97%
BondBloxx USD High Yield Bond Sector Rotation ETF | ICE BofA US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.55%				10.00%
BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.72%							6.95%
Performance Inception Date	May 24, 2022
BondBloxx BB Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.32%							4.35%
BondBloxx BB Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.11%							4.17%
BondBloxx BB Rated USD High Yield Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%							2.54%
BondBloxx BB Rated USD High Yield Corporate Bond ETF | Ice BofA BB US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.86%							7.14%
BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.00%							7.54%
Performance Inception Date	May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.97%							4.23%
BondBloxx B Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.67%							4.30%
BondBloxx B Rated USD High Yield Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%							2.54%
BondBloxx B Rated USD High Yield Corporate Bond ETF | Ice BofA Single-B US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.22%							8.00%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.60%							10.04%
Performance Inception Date	May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.32%							5.23%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.40%							5.51%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%							2.54%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF | Ice CCC US Cash Pay HY Constrained Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.24%							10.80%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.47%						9.83%
Performance Inception Date	Jun. 28, 2022
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.61%						7.06%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.91%						6.33%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.17%						2.80%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | J.P. Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.04%						10.24%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.23%					4.59%
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.55%					2.76%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.48%					2.72%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | Bloomberg US Treasury 6 Month Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.28%					4.64%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.45%					4.40%
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.62%					2.47%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.61%					2.53%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF | Bloomberg US Treasury 1 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.49%					4.45%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.25%					4.03%
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.45%					2.25%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.09%					2.31%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | Bloomberg US Treasury 2 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.30%					4.09%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.22%					4.03%
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.56%					2.35%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.66%					2.35%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | Bloomberg US Treasury Three Year Target Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.26%					4.07%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.70%					3.75%
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.93%					2.14%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.53%					2.17%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | Bloomberg US Treasury 5 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.75%					3.80%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.30%					2.90%
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.52%					1.30%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.89%					1.52%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | Bloomberg US Treasury 7 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.36%					2.97%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.55%					1.78%
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.79%					0.17%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.44%					0.66%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | Bloomberg US Treasury 10 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.61%					1.83%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.00%					(3.91%)
Performance Inception Date	Sep. 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.15%					(5.52%)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.78%					(3.58%)
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | Bloomberg US Treasury Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.32%					2.84%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | Bloomberg US Treasury 20 Year Duration Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.18%					(3.72%)
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.83%			6.12%
Performance Inception Date	Jan. 23, 2024
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.86%			4.16%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.01%			3.83%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			5.12%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | Bloomberg US Corporate BBB 1-5 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.00%			6.35%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.43%			7.30%
Performance Inception Date	Jan. 23, 2024
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.24%			5.17%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.53%			4.65%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			5.12%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | Bloomberg US Corporate BBB 5-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.64%			7.50%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.37%			4.62%
Performance Inception Date	Jan. 23, 2024
BondBloxx BBB Rated 10+ Year Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.88%			2.27%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.32%			2.51%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			5.12%
BondBloxx BBB Rated 10+ Year Corporate Bond ETF | Bloomberg US Corporate BBB 10+ Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.28%			4.69%
BondBloxx IR+M Tax-Aware Short Duration ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.54%		4.35%
Performance Inception Date	Mar. 12, 2024
BondBloxx IR+M Tax-Aware Short Duration ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.96%		3.72%
BondBloxx IR+M Tax-Aware Short Duration ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.66%		3.56%
BondBloxx IR+M Tax-Aware Short Duration ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		5.22%
BondBloxx IR+M Tax-Aware Short Duration ETF | Bloomberg Municipal 1-3 Year Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.66%		3.30%
BondBloxx Private Credit CLO ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.10%	6.56%
Performance Inception Date	Dec. 02, 2024
BondBloxx Private Credit CLO ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	3.78%
BondBloxx Private Credit CLO ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.56%	3.82%
BondBloxx Private Credit CLO ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.06%